Share Capital - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Capital Unit [Line Items]
Authorized share capital	$ 10.0
Common Shares , authorized	1,000,000,000
Common Shares , par value	$ 0.01	$ 0.01
Common Shares , issued	106,700,000
Common Shares, outstanding	106,700,000
Preferred Shares, liquidation preference	$ 50	$ 50
Series A Preferred Stock [Member]
Capital Unit [Line Items]
Preferred Shares, issued	3,500,000
Preferred Shares, outstanding	3,500,000
Preferred Shares, liquidation preference	$ 50
Number of trading days, conversion price of common share	40 days
Series A Preferred Stock [Member] | Each Series A Preferred Share will Automatically Convert on May 1, 2016 into Common Shares [Member] | Minimum [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio	2.2676
Series A Preferred Stock [Member] | Each Series A Preferred Share will Automatically Convert on May 1, 2016 into Common Shares [Member] | Maximum [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio	2.7778
Series A Preferred Stock [Member] | At Any Time Prior to May 1, 2016, Holders May Elect to Convert Each Series A Preferred Share into Common Shares [Member] | Minimum [Member]
Capital Unit [Line Items]
Preferred stock conversion to common ratio	2.2676